Deferred Revenue	12 Months Ended
Dec. 31, 2025
Disclosure of revenue from contracts with customers [Abstract]
Deferred Revenue	Deferred Revenue
During 2021, the Company entered into gold sale prepayment arrangements (the “2022 Prepay Arrangements”) at a weighted average cost of 4.45% per annum in respect of 150,000 gold ounces. These arrangements had an average forward contract price of $1,753 per ounce on 50,000 gold ounces and a collar range of $1,700 to $2,100 per ounce on 100,000 gold ounces. The Company received $236.0 million over the course of 2022 under the 2022 Prepay Arrangements and the requirement on the part of the Company was required to physically deliver the agreed upon ounces to the counterparties over the course of 2024. 137,500 ounces were physically delivered during the year ended December 31, 2024 in relation to the 2022 Prepay Arrangements and the Company received $38.9 million in cash in relation to the collar, as the spot price exceeded the $1,700 per ounce floor price during 2024.
During December 2023, the Company amended one of the 2022 Prepay Arrangements to defer the delivery of 6,250 ounces from Q1 2024 to Q1 2025. The ounces that were deferred were previously funded at a price of $1,753 per ounce. The Company also entered into further gold sale prepayment arrangements (the “2024 Q1 Prepay Arrangements”) at a weighted average cost of 11.3% per annum in respect of 31,250 gold ounces. These arrangements had an average funding price, after financing charges, of $1,916 per ounce. The Company received $59.9 million over the course of the first quarter 2024 under the 2024 Q1 Prepay Arrangements and was required to physically deliver the agreed upon ounces to the counterparties over the course of the first quarter of 2025.
During April 2024, the Company amended one of the 2022 Prepay Arrangements to defer the delivery of 6,250 ounces from Q2 2024 to Q2 2025. The ounces that were deferred were previously funded at a price of $1,753 per ounce. The Company also entered into further gold sale prepayment arrangements (the “2024 Q2 Prepay Arrangements”) at a weighted average cost of 10% per annum in respect of 31,250 gold ounces. These arrangements had an average funding price, after financing charges, of $1,900 per ounce. These arrangements had a gold collar of $2,100 to $2,925 whereby the Company received a cash payment at the time of delivery of the ounces if the spot price of gold exceeded $2,100 per ounce, with the payment calculated as the difference between the spot price and $2,100 per ounce, capped at an average price of $2,925 per ounce. The Company received $59.4 million over the course of the second quarter 2024 under the 2024 Q2 Prepay Arrangements and was required to physically deliver the agreed upon ounces to the counterparties over the course of the second quarter of 2025.
These arrangements have been accounted for as contracts in the scope of IFRS 15 Revenue from Contracts with Customers whereby the cash prepayments are recorded as deferred revenue in the consolidated balance sheets when received and revenue is recognized as deliveries are made. The cash payments received on gold collars at the time of delivery were also recognized as revenue when the gold was delivered.
An interest cost, representing the financing component of the cash prepayment, was recognized as part of finance costs.
The following table summarizes the change in deferred revenue:

	Notes	2022 Prepay Arrangements	2024 Q1 Prepay Arrangements	2024 Q2 Prepay Arrangements	Total
Balance, January 1, 2024		$251.6	$—	$—	$251.6
Proceeds from gold prepayment		—	59.9	59.4	119.3
Deferred revenue recognized		(235.7)	—	—	(235.7)
Finance costs	30	6.7	5.6	3.6	15.9
Balance, December 31, 2024		$22.6	$65.5	$63.0	$151.1
Deferred revenue recognized		(21.9)	(66.7)	(65.7)	(154.3)
Finance costs	30	(0.7)	1.2	2.7	3.2
Balance, December 31, 2025		$—	$—	$—	$—